Share-based compensation - Restricted stock units - Cost related to non-vested awards (Details) - Restricted stock units	Jun. 30, 2020 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2020	$ 580,879	[1]
2021	484,451
2022	171,279
2023	24,476
Total	$ 1,261,085

[1]	Six-month period ending December 31, 2020.